UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Prudential Jennison Blend Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2013

Date of reporting period:	2/28/2013

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON BLEND FUND, INC.

SEMIANNUAL REPORT • FEBRUARY 28, 2013

Fund Type

Large, Mid- & Small-Cap Stock

Objective

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2013, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

April 15, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Blend Fund, Inc. informative and useful. The report covers performance for the six-month period that ended February 28, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Blend Fund, Inc.

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Jennison Blend Fund, Inc.	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.00%; Class B, 1.70%; Class C, 1.70%; Class Z, 0.70%. Net operating expenses: Class A, 1.00%; Class B, 1.70%; Class C, 1.70%; Class Z, 0.70%.

Cumulative Total Returns (Without Sales Charges) as of 2/28/13
	Six Months	One Year	Five Years	Ten Years
Class A	10.10%	6.50%	21.92%	137.36%
Class B	9.73	5.76	17.69	120.66
Class C	9.79	5.82	17.82	120.80
Class Z	10.24	6.82	23.76	144.05
Russell 3000® Index	9.97	13.65	29.93	133.49
S&P 500 Index	8.94	13.45	27.28	120.60
Russell 1000® Index	9.72	13.62	28.90	129.65
Lipper Multi-Cap Core Funds Average	10.58	11.42	23.15	130.86

Average Annual Total Returns (With Sales Charges) as of 3/31/13
		One Year	Five Years	Ten Years
Class A		2.07%	4.02%	8.78%
Class B		2.30	4.31	8.60
Class C		6.24	4.47	8.60
Class Z		8.32	5.53	9.70
Russell 3000 Index		14.56	6.32	9.15
S&P 500 Index		13.95	5.81	8.53
Russell 1000 Index		14.43	6.15	8.97
Lipper Multi-Cap Core Funds Average		13.09	5.27	8.89

Source: Prudential Investments LLC and Lipper Inc.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The CDSC is waived for purchases by certain retirement and/or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund

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to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares purchased are not subject to a front-end sales charge, but are subject to a CDSC of 1% for shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class Z shares are not subject to a sales charge or 12b-1 fees. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period.

Benchmark Definitions

Russell 3000 Index

The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies representing approximately 98% of the investable U.S. equity market.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed.

Russell 1000 Index

The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index.

Lipper Multi-Cap Core Funds Average

The Lipper Multi-Cap Core Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Multi-Cap Core Funds category. Funds in the Lipper Average invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 2/28/13
Apple, Inc., Computers & Peripherals	1.8%
MasterCard, Inc., IT Services	1.7
Google, Inc., Internet Software & Services	1.7
Morgan Stanley, Capital Markets	1.6
Amazon.com, Inc., Internet & Catalog Retail	1.1

Holdings are subject to change.

Prudential Jennison Blend Fund, Inc.	3

Your Fund’s Performance (continued)

Five Largest Industries expressed as a percentage of net assets as of 2/28/13
Oil, Gas & Consumable Fuels	5.8%
Pharmaceuticals	4.9
Healthcare Providers & Services	4.5
Internet Software & Services	4.5
Textiles, Apparel & Luxury Goods	4.4

Industry weightings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2012, at the beginning of the period, and held through the six-month period ended February 28, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Jennison Blend Fund, Inc.	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Blend Fund, Inc.		Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,101.00	1.00%	$5.21
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01

Class B	Actual	$1,000.00	$1,097.30	1.70%	$8.84
	Hypothetical	$1,000.00	$1,016.36	1.70%	$8.50

Class C	Actual	$1,000.00	$1,097.90	1.70%	$8.84
	Hypothetical	$1,000.00	$1,016.36	1.70%	$8.50

Class Z	Actual	$1,000.00	$1,102.40	0.70%	$3.65
	Hypothetical	$1,000.00	$1,021.32	0.70%	$3.51

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2013, and divided by the 365 days in the Fund's fiscal year ending August 31, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Portfolio of Investments

as of February 28, 2013 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 98.6%
COMMON STOCKS

Aerospace & Defense 2.9%
101,818	Boeing Co. (The)	$7,829,804
36,230	Exelis, Inc.	373,894
54,928	Precision Castparts Corp.	10,249,015
15,601	Teledyne Technologies, Inc.*	1,147,922
59,267	TransDigm Group, Inc.	8,436,065
17,942	Triumph Group, Inc.	1,317,122

		29,353,822

Air Freight & Logistics 0.4%
40,111	FedEx Corp.	4,228,903

Airlines 1.0%
383,603	United Continental Holdings, Inc.*	10,246,036

Auto Components 0.8%
126,688	Lear Corp.	6,767,673
20,886	Tenneco, Inc.*	739,991
7,047	TRW Automotive Holdings Corp.*	413,588

		7,921,252

Biotechnology 3.3%
59,945	Alexion Pharmaceuticals, Inc.*	5,199,629
248,036	Amarin Corp. PLC (Ireland), ADR*(a)	2,006,611
57,281	Biogen Idec, Inc.*	9,528,122
9,165	BioMarin Pharmaceutical, Inc.*	531,295
26,991	Cepheid, Inc.*(a)	983,282
233,820	Gilead Sciences, Inc.*(a)	9,986,452
16,912	KYTHERA Biopharmaceuticals, Inc.*	440,727
11,843	United Therapeutics Corp.*	708,330
67,906	Vertex Pharmaceuticals, Inc.*	3,179,359

		32,563,807

Building Products 0.1%
12,707	A.O. Smith Corp.	908,932

Capital Markets 3.4%
76,172	Eaton Vance Corp.	2,909,009
62,957	Goldman Sachs Group, Inc. (The)	9,428,440
720,752	Morgan Stanley	16,252,958

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	7

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Capital Markets (cont’d.)
42,720	Piper Jaffray Cos.*	$1,647,710
103,961	Waddell & Reed Financial, Inc. (Class A Stock)	4,264,480

		34,502,597

Chemicals 2.3%
33,227	Albemarle Corp.	2,162,413
5,129	Cytec Industries, Inc.	371,288
106,358	Intrepid Potash, Inc.	2,096,316
98,265	Monsanto Co.	9,927,713
146,932	Mosaic Co. (The)	8,601,399
40,432	OMNOVA Solutions, Inc.*	323,861

		23,482,990

Commercial Banks 3.9%
32,548	Bank of Hawaii Corp.	1,574,998
79,054	BOK Financial Corp.	4,698,179
19,223	Capital Bank Financial Corp. (Class A Stock)*	355,625
114,304	East West Bancorp, Inc.	2,811,878
116,010	First Republic Bank	4,228,565
79,899	FirstMerit Corp.(a)	1,208,073
104,551	PNC Financial Services Group, Inc.	6,522,937
39,969	Prosperity Bancshares, Inc.	1,844,170
22,933	Signature Bank*	1,703,234
38,371	Webster Financial Corp.	844,929
246,967	Wells Fargo & Co.	8,663,602
127,017	Wintrust Financial Corp.	4,636,121

		39,092,311

Commercial Services & Supplies 0.3%
105,943	Mobile Mini, Inc.*	2,851,986

Communications Equipment 1.6%
198,894	Brocade Communications Systems, Inc.*	1,115,795
24,125	Ciena Corp.*	367,665
68,016	Finisar Corp.*(a)	996,434
397,299	JDS Uniphase Corp.*	5,625,754
76,415	NETGEAR, Inc.*	2,601,931
79,362	QUALCOMM, Inc.	5,208,528

		15,916,107

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Computers & Peripherals 1.8%
41,253	Apple, Inc.	$18,209,074

Construction & Engineering 0.2%
241,901	Great Lakes Dredge & Dock Corp.	2,358,535

Containers & Packaging 0.1%
13,197	Greif, Inc. (Class A Stock)	671,331

Diversified Consumer Services
18,777	Apollo Group, Inc. (Class A Stock)*	316,768

Diversified Financial Services 1.8%
198,467	Citigroup, Inc.	8,329,660
196,295	JPMorgan Chase & Co.	9,602,751

		17,932,411

Diversified Telecommunication Services 1.2%
104,096	Cogent Communications Group, Inc.	2,618,014
275,466	Frontier Communications Corp.(a)	1,140,429
33,953	Lumos Networks Corp.	387,743
95,414	tw telecom, inc.*	2,415,883
260,723	Vivendi SA (France)	5,487,042

		12,049,111

Electric Utilities 0.1%
15,244	ITC Holdings Corp.	1,288,423

Electrical Equipment 0.4%
39,185	Generac Holdings, Inc.	1,349,923
66,579	Polypore International, Inc.*(a)	2,548,644

		3,898,567

Electronic Equipment & Instruments 1.5%
20,649	Avnet, Inc.*	729,116
1,340,393	Flextronics International Ltd.*	8,913,614
111,538	FLIR Systems, Inc.	2,937,911
65,679	Maxwell Technologies, Inc.*	574,691
30,113	Rogers Corp.*	1,436,691

		14,592,023

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	9

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Energy Equipment & Services 3.2%
42,222	Dresser-Rand Group, Inc.*	$2,603,409
27,142	Dril-Quip, Inc.*	2,231,887
102,699	Ensco PLC (Class A Stock)	6,176,318
61,361	Forum Energy Technologies, Inc.*	1,637,111
180,650	Halliburton Co.	7,498,781
93,087	National Oilwell Varco, Inc.	6,342,017
65,044	Schlumberger Ltd.	5,063,675
29,779	Superior Energy Services, Inc.*	787,655

		32,340,853

Food & Staples Retailing 2.9%
6,295	Casey’s General Stores, Inc.(a)	356,234
72,299	Costco Wholesale Corp.	7,323,166
91,404	CVS Caremark Corp.	4,672,572
78,455	Harris Teeter Supermarkets, Inc.	3,373,565
41,638	United Natural Foods, Inc.*	2,107,716
61,950	Wal-Mart Stores, Inc.	4,384,821
82,758	Whole Foods Market, Inc.	7,085,740

		29,303,814

Food Products 3.8%
127,091	Adecoagro SA*	997,664
39,397	Boulder Brands, Inc.*(a)	335,662
115,382	Bunge Ltd.	8,550,960
46,110	Darling International, Inc.*	769,576
111,375	Dean Foods Co.*	1,848,825
44,326	Hain Celestial Group, Inc. (The)*(a)	2,426,849
303,611	Mondelez International, Inc. (Class A Stock)	8,394,844
324,680	Smithfield Foods, Inc.*(a)	7,220,883
147,185	SunOpta, Inc.*	1,021,464
275,946	Tyson Foods, Inc. (Class A Stock)	6,255,696

		37,822,423

Healthcare Equipment & Supplies 0.5%
168,349	Insulet Corp.*(a)	3,799,637
45,801	Masimo Corp.	909,150
17,698	Meridian Bioscience, Inc.	375,197

		5,083,984

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Healthcare Providers & Services 4.5%
162,455	Air Methods Corp.(a)	$7,276,360
70,097	Amedisys, Inc.*	792,096
134,966	Bio-Reference Labs, Inc.*(a)	3,573,900
37,670	Centene Corp.*	1,695,903
83,622	Express Scripts Holding Co.*	4,758,928
141,197	HCA Holdings, Inc.	5,236,997
60,551	HealthSouth Corp.*	1,460,490
19,034	Humana, Inc.	1,299,261
9,277	Magellan Health Services, Inc.*	478,322
31,918	MWI Veterinary Supply, Inc.*	4,029,967
51,611	Team Health Holdings, Inc.*	1,728,452
123,973	UnitedHealth Group, Inc.	6,626,357
83,496	Universal Health Services, Inc. (Class B Stock)	4,833,583
73,922	Vanguard Health Systems, Inc.*	1,099,220

		44,889,836

Hotels, Restaurants & Leisure 2.5%
188,815	Carnival Corp.	6,753,912
124,929	Cheesecake Factory, Inc. (The)(a)	4,327,540
151,758	Dunkin’ Brands Group, Inc.	5,637,810
7,889	Penn National Gaming, Inc.*	393,267
88,708	Starbucks Corp.	4,862,973
53,074	Vail Resorts, Inc.	2,931,808

		24,907,310

Household Durables 0.6%
63,513	D.R. Horton, Inc.(a)	1,416,340
52,111	Lennar Corp. (Class A Stock)	2,010,964
19,484	Meritage Homes Corp.*	788,907
56,384	Toll Brothers, Inc.*	1,923,822

		6,140,033

Independent Power Producers & Energy Traders 0.8%
429,683	Calpine Corp.*	7,906,167

Industrial Conglomerates 0.1%
7,113	Carlisle Cos., Inc.	482,759

Insurance 2.8%
54,116	HCC Insurance Holdings, Inc.	2,164,640
196,880	MetLife, Inc.	6,977,427

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	11

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Insurance (cont’d.)
121,012	Protective Life Corp.	$3,862,703
68,665	StanCorp Financial Group, Inc.	2,733,554
248,901	Symetra Financial Corp.	3,278,026
12,449	White Mountains Insurance Group Ltd.	7,033,685
43,599	W.R. Berkley Corp.	1,809,359

		27,859,394

Internet & Catalog Retail 2.1%
42,827	Amazon.com, Inc.*	11,317,891
11,511	priceline.com, Inc.*	7,914,733
223,027	Vitacost.com, Inc.*	1,648,170

		20,880,794

Internet Software & Services 4.5%
107,906	Brightcove, Inc.*	679,808
119,891	ExactTarget, Inc.*(a)	2,673,569
327,116	Facebook, Inc. (Class A Stock)*	8,913,911
20,697	Google, Inc. (Class A Stock)*	16,582,436
62,427	LinkedIn Corp. (Class A Stock)*	10,498,973
81,764	Millennial Media, Inc.*	766,129
71,830	Rackspace Hosting, Inc.*(a)	4,012,424
20,786	SPS Commerce, Inc.*	777,188

		44,904,438

IT Services 3.6%
26,923	DST Systems, Inc.	1,828,610
39,391	Gartner, Inc.*	1,960,096
10,893	Global Payments, Inc.	525,151
36,132	International Business Machines Corp.	7,256,390
38,293	InterXion Holding NV*	946,986
33,163	MasterCard, Inc. (Class A Stock)	17,172,465
186,908	ServiceSource International, Inc.*(a)	1,181,259
58,887	Vantiv, Inc. (Class A Stock)*	1,281,381
46,924	WEX, Inc.*(a)	3,519,769

		35,672,107

Life Sciences Tools & Services 0.3%
24,679	Bruker Corp.*	432,870
117,447	Fluidigm Corp.*	2,027,135

		2,460,005

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Machinery 2.3%
52,250	AGCO Corp.	$2,689,830
17,367	CIRCOR International, Inc.	723,857
18,024	Crane Co.	969,331
36,561	Gardner Denver, Inc.	2,595,465
79,294	IDEX Corp.	4,038,443
4,371	Nordson Corp.	277,121
87,939	RBC Bearings, Inc.*	4,382,880
36,147	SPX Corp.	2,910,195
33,116	WABCO Holdings, Inc.*	2,275,732
60,188	Woodward, Inc.	2,252,837

		23,115,691

Marine 0.1%
18,879	Kirby Corp.*	1,434,426

Media 2.9%
80,722	Cinemark Holdings, Inc.	2,244,072
204,648	Comcast Corp. (Class A Stock)	8,142,944
30,333	John Wiley & Sons, Inc. (Class A Stock)	1,109,581
146,749	Liberty Global, Inc. (Series C Stock)*(a)	9,371,391
155,108	Walt Disney Co. (The)	8,467,346

		29,335,334

Metals & Mining 1.8%
7,806	Carpenter Technology Corp.	368,677
8,448	Compass Minerals International, Inc.	622,787
138,186	Goldcorp, Inc.	4,482,754
92,068	Hecla Mining Co.(a)	427,195
715,661	Kinross Gold Corp.	5,453,337
476,772	McEwen Mining, Inc.*(a)	1,158,556
79,060	Reliance Steel & Aluminum Co.	5,264,605

		17,777,911

Multiline Retail 0.3%
180,005	J.C. Penney Co., Inc.(a)	3,162,688

Oil, Gas & Consumable Fuels 5.8%
107,647	Anadarko Petroleum Corp.	8,566,548
68,251	Bonanza Creek Energy, Inc.*	2,308,931
93,737	Carrizo Oil & Gas, Inc.*(a)	2,201,882

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	13

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
18,377	EOG Resources, Inc.	$2,310,173
39,749	Kodiak Oil & Gas Corp.*	353,766
222,738	Marathon Oil Corp.	7,461,723
73,616	Noble Energy, Inc.	8,158,861
77,591	Occidental Petroleum Corp.	6,388,067
14,858	PDC Energy, Inc.*	692,977
121,352	Rosetta Resources, Inc.*	5,907,415
59,117	SemGroup Corp. (Class A Stock)*	2,724,703
230,451	Suncor Energy, Inc. (Canada)	6,983,364
35,855	Targa Resources Corp.	2,187,155
36,288	Whiting Petroleum Corp.*	1,767,226

		58,012,791

Personal Products 0.9%
146,258	Estee Lauder Cos., Inc. (The) (Class A Stock)	9,375,138

Pharmaceuticals 4.9%
94,220	Allergan, Inc.	10,215,332
43,447	MAP Pharmaceuticals, Inc.*	1,086,175
50,202	Novo Nordisk A/S (Denmark), ADR	8,785,350
98,399	Pacira Pharmaceuticals, Inc.*(a)	2,151,002
313,644	Pfizer, Inc.	8,584,436
136,865	Sanofi (France), ADR	6,461,397
68,112	Shire PLC (Ireland), ADR	6,379,370
150,337	Teva Pharmaceutical Industries Ltd. (Israel), ADR	5,622,604

		49,285,666

Professional Services 0.7%
66,369	Corporate Executive Board Co. (The)	3,593,218
25,150	Dun & Bradstreet Corp. (The)	2,027,090
21,482	FTI Consulting, Inc.*	746,285
25,638	RPX Corp.*	303,810

		6,670,403

Real Estate Investment Trusts 2.1%
62,842	Capstead Mortgage Corp.	788,039
1,057,045	Chimera Investment Corp.	3,149,994
120,892	Colony Financial, Inc.	2,677,758
216,145	CreXus Investment Corp.	2,876,890
156,546	Hersha Hospitality Trust	878,223

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Real Estate Investment Trusts (cont’d.)
562,557	MFA Financial, Inc.	$4,995,506
149,376	Starwood Property Trust, Inc.	4,175,059
189,995	Summit Hotel Properties, Inc.	1,823,952

		21,365,421

Road & Rail 1.7%
61,687	Canadian Pacific Railway Ltd.	7,496,204
193,703	Heartland Express, Inc.	2,628,550
50,947	Union Pacific Corp.	6,985,343

		17,110,097

Semiconductors & Semiconductor Equipment 1.6%
87,751	Applied Micro Circuits Corp.*	697,621
58,846	ATMI, Inc.*	1,288,727
138,305	Avago Technologies Ltd.	4,732,797
96,077	Cavium, Inc.*(a)	3,547,163
86,508	FormFactor, Inc.*	434,270
31,660	Hittite Microwave Corp.*	2,052,201
37,104	Inphi Corp.*	358,425
78,438	Power Integrations, Inc.	3,279,493

		16,390,697

Software 4.3%
250,028	CA, Inc.	6,123,186
148,448	Cadence Design Systems, Inc.*	2,102,024
38,460	CommVault Systems, Inc.*	2,844,117
24,174	Compuware Corp.*	280,660
35,689	Jive Software, Inc.*(a)	591,723
362,439	Microsoft Corp.	10,075,804
4,319	NetSuite, Inc.*	301,423
81,460	QLIK Technologies, Inc.*	2,117,960
99,928	Red Hat, Inc.*	5,077,342
39,285	Salesforce.com, Inc.*(a)	6,647,808
12,947	SolarWinds, Inc.*	730,988
14,908	Splunk, Inc.*	538,626
3,660	Ultimate Software Group, Inc.*	359,668
70,700	VMware, Inc. (Class A Stock)*	5,078,381

		42,869,710

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	15

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Specialty Retail 3.7%
163,212	American Eagle Outfitters, Inc.	$3,375,224
9,225	ANN, Inc.*	260,975
53,524	Asbury Automotive Group, Inc.*	1,806,970
46,833	Ascena Retail Group, Inc.*	786,326
161,737	Chico’s FAS, Inc.	2,746,294
22,107	DSW, Inc. (Class A Stock)	1,496,423
133,051	Express, Inc.*	2,461,444
288,822	Inditex SA (Spain), ADR	7,754,871
81,851	Mattress Firm Holding Corp.*(a)	2,279,550
219,450	Pier 1 Imports, Inc.	4,931,042
18,201	rue21, Inc.*(a)	491,427
195,288	TJX Cos., Inc.	8,782,101

		37,172,647

Textiles, Apparel & Luxury Goods 4.4%
16,653	G-III Apparel Group Ltd.*	607,834
64,643	Lululemon Athletica, Inc.*(a)	4,334,313
149,131	Michael Kors Holdings Ltd.*	8,840,486
169,868	NIKE, Inc. (Class B Stock)	9,251,011
783,600	Prada SpA (Italy)	7,749,513
30,177	PVH Corp.	3,677,067
43,114	Ralph Lauren Corp.	7,478,986
82,654	Vera Bradley, Inc.*(a)	2,082,881

		44,022,091

Thrifts & Mortgage Finance 0.2%
21,118	OceanFirst Financial Corp.	294,385
80,192	Provident Financial Services, Inc.	1,202,078
17,955	WSFS Financial Corp.	852,863

		2,349,326

Trading Companies & Distributors 0.1%
7,634	Watsco, Inc.	594,460

Water Utilities 0.4%
30,383	American States Water Co.	1,609,084
96,299	Aqua America, Inc.	2,805,190

		4,414,274

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Wireless Telecommunication Services 1.1%
868,105	NII Holdings, Inc.*	$4,184,266
33,964	NTELOS Holdings Corp.	423,871
92,304	SBA Communications Corp. (Class A Stock)*(a)	6,564,660

		11,172,797

	TOTAL LONG-TERM INVESTMENTS (cost $757,215,844)	988,670,471

SHORT-TERM INVESTMENT 8.8%

Affiliated Money Market Mutual Fund
88,341,076	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $88,341,076; includes $75,037,240 of cash collateral received for securities on loan) (Note 3)(b)(c)	88,341,076

	TOTAL INVESTMENTS 107.4% (cost $845,556,920; Note 5)	1,077,011,547
	Liabilities in excess of other assets (7.4%)	(74,462,025)

	NET ASSETS 100.0%	$1,002,549,522

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $72,875,183; cash collateral of $75,037,240 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	17

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

The following is a summary of the inputs used as of February 28, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$988,670,471	$—	$—
Affiliated Money Market Mutual Fund	88,341,076	—	—

Total	$1,077,011,547	$—	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2013 were as follows:

Affiliated Money Market Mutual Fund (including 7.5% of collateral received for securities on loan)	8.8%
Oil, Gas & Consumable Fuels	5.8
Pharmaceuticals	4.9
Healthcare Providers & Services	4.5
Internet Software & Services	4.5
Textiles, Apparel & Luxury Goods	4.4
Software	4.3
Commercial Banks	3.9
Food Products	3.8
Specialty Retail	3.7
IT Services	3.6
Capital Markets	3.4
Biotechnology	3.3
Energy Equipment & Services	3.2
Aerospace & Defense	2.9
Food & Staples Retailing	2.9
Media	2.9
Insurance	2.8
Hotels, Restaurants & Leisure	2.5
Chemicals	2.3
Machinery	2.3
Internet & Catalog Retail	2.1
Real Estate Investment Trusts	2.1
Computers & Peripherals	1.8
Diversified Financial Services	1.8
Metals & Mining	1.8
Road & Rail	1.7
Communications Equipment	1.6
Semiconductors & Semiconductor Equipment	1.6%
Electronic Equipment & Instruments	1.5
Diversified Telecommunication Services	1.2
Wireless Telecommunication Services	1.1
Airlines	1.0
Personal Products	0.9
Auto Components	0.8
Independent Power Producers & Energy Traders	0.8
Professional Services	0.7
Household Durables	0.6
Healthcare Equipment & Supplies	0.5
Air Freight & Logistics	0.4
Electrical Equipment	0.4
Water Utilities	0.4
Commercial Services & Supplies	0.3
Life Sciences Tools & Services	0.3
Multiline Retail	0.3
Construction & Engineering	0.2
Thrifts & Mortgage Finance	0.2
Building Products	0.1
Containers & Packaging	0.1
Electric Utilities	0.1
Industrial Conglomerates	0.1
Marine	0.1
Trading Companies & Distributors	0.1

107.4
Liabilities in excess of other assets	(7.4)

100.0%

See Notes to Financial Statements.

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PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • FEBRUARY 28, 2013

Prudential Jennison Blend Fund, Inc.

Statement of Assets and Liabilities

as of February 28, 2013 (Unaudited)

Assets
Investments at value, including securities on loan of $72,875,183:
Unaffiliated Investments (cost $757,215,844)	$988,670,471
Affiliated Investments (cost $88,341,076)	88,341,076
Receivable for investments sold	1,444,956
Dividends receivable	1,030,190
Receivable for Fund shares sold	154,196
Prepaid expenses	8,487

Total assets	1,079,649,376

Liabilities
Payable to broker for collateral for securities on loan	75,037,240
Payable for Fund shares reacquired	847,532
Accrued expenses	512,625
Management fee payable	378,744
Distribution fee payable	249,641
Affiliated transfer agent fee payable	67,261
Payable to custodian	6,811

Total liabilities	77,099,854

Net Assets	$1,002,549,522

Net assets were comprised of:
Common stock, at par	$516,659
Paid-in capital in excess of par	748,816,491

749,333,150
Undistributed net investment income	2,790,447
Accumulated net realized gain on investment and foreign currency transactions	18,971,298
Net unrealized appreciation on investments and foreign currencies	231,454,627

Net assets, February 28, 2013	$1,002,549,522

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($918,003,076 ÷ 47,188,747 shares of common stock issued and outstanding)	$19.45
Maximum sales charge (5.50% of offering price)	1.13

Maximum offering price to public	$20.58

Class B
Net asset value, offering price and redemption price per share ($23,650,036 ÷ 1,282,271 shares of common stock issued and outstanding)	$18.44

Class C
Net asset value, offering price and redemption price per share ($23,039,900 ÷ 1,248,990 shares of common stock issued and outstanding)	$18.45

Class Z
Net asset value, offering price and redemption price per share ($37,856,510 ÷ 1,945,883 shares of common stock issued and outstanding)	$19.45

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	21

Statement of Operations

Six Months Ended February 28, 2013 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $29,161)	$9,073,699
Affiliated income from securities loaned, net	424,286
Affiliated dividend income	14,082

Total income	9,512,067

Expenses
Management fee	2,377,728
Distribution fee—Class A	1,338,692
Distribution fee—Class B	114,801
Distribution fee—Class C	112,654
Transfer agent’s fees and expenses (including affiliated expense of $139,400) (Note 3)	804,000
Custodian’s fees and expenses	80,000
Reports to shareholders	50,000
Registration fees	31,000
Directors’ fees	16,000
Legal fees and expenses	16,000
Audit fee	11,000
Insurance	10,000
Miscellaneous	10,240

Total expenses	4,972,115

Net investment income	4,539,952

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	50,551,789
Foreign currency transactions	(891)

50,550,898

Net change in unrealized appreciation (depreciation) on:
Investments	39,294,742
Foreign currencies	(26)

39,294,716

Net gain on investment and foreign currency transactions	89,845,614

Net Increase In Net Assets Resulting From Operations	$94,385,566

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2013	Year Ended August 31, 2012
Increase (Decrease) In Net Assets
Operations
Net investment income	$4,539,952	$2,858,348
Net realized gain (loss) on investment and foreign currency transactions	50,550,898	(154,340)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	39,294,716	61,504,421

Net increase in net assets resulting from operations	94,385,566	64,208,429

Dividends from net investment income (Note 1)
Class A	(4,160,187)	(1,416,254)
Class B	(6,264)	—
Class C	(6,073)	—
Class Z	(280,230)	(236,258)

	(4,452,754)	(1,652,512)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	9,028,684	23,958,169
Net asset value of shares issued in reinvestment of dividends	4,325,675	1,599,647
Cost of shares reacquired	(71,651,105)	(158,673,116)

Net decrease in net assets from Fund share transactions	(58,296,746)	(133,115,300)

Total increase (decrease)	31,636,066	(70,559,383)

Net Assets:
Beginning of period	970,913,456	1,041,472,839

End of period(a)	$1,002,549,522	$970,913,456

(a) Includes undistributed net investment income of:	$2,790,447	$2,703,249

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	23

Notes to Financial Statements

(Unaudited)

Prudential Jennison Blend Fund, Inc. (the “Fund”), is a diversified open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The investment objective of the Fund is long-term capital growth.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are

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valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Prudential Jennison Blend Fund, Inc.	25

Notes to Financial Statements

(Unaudited) continued

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

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Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open

Prudential Jennison Blend Fund, Inc.	27

Notes to Financial Statements

(Unaudited) continued

market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual. Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

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Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50% of the Fund’s average daily net assets up to $500 million, .475% of the next $500 million of the Fund’s average daily net assets and .45% of the Fund’s average daily net assets in excess of $1 billion. The effective management fee rate was .49% of the Fund’s average daily net assets for the six months ended February 28, 2013.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund. Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively.

PIMS has advised the Fund that it has received $81,624 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 28, 2013. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 28, 2013, it received $169, $21,416 and $131 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

Prudential Jennison Blend Fund, Inc.	29

Notes to Financial Statements

(Unaudited) continued

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended February 28, 2013, PIM has been compensated approximately $126,700 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended February 28, 2013, were $445,953,218 and $504,779,288, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$862,208,204	$234,303,041	$(19,499,698)	$214,803,343

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales, investments in passive foreign investment companies and other cost basis differences between financial and tax reporting as of the most recent fiscal year end.

30	Visit our website at www.prudentialfunds.com

Under the Regulated Investment Company Modernization Act of 2010 (“the Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal year ended August 31, 2012 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before August 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund utilized approximately $15,407,000 of its pre-enactment losses to offset net taxable gains realized in the fiscal year ended August 31, 2012. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of August 31, 2012, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2018	$3,454,000

The Fund elected to treat post-October capital losses of approximately $11,635,000 as having been incurred in the following fiscal year (August 31, 2013).

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. A special exchange privilege is also available for

Prudential Jennison Blend Fund, Inc.	31

Notes to Financial Statements

(Unaudited) continued

shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 1 billion shares of common stock, $.01 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 250 million authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 28, 2013:
Shares sold	318,426	$5,946,372
Shares issued in reinvestment of dividends	223,843	4,042,605
Shares reacquired	(3,387,910)	(62,554,638)

Net increase (decrease) in shares outstanding before conversion	(2,845,641)	(52,565,661)
Shares issued upon conversion from Class B and Class Z	102,883	1,879,510
Shares reacquired upon conversion into Class Z	(12,646)	(240,438)

Net increase (decrease) in shares outstanding	(2,755,404)	$(50,926,589)

Year ended August 31, 2012:
Shares sold	722,967	$12,504,116
Shares issued in reinvestment of dividends	85,882	1,373,241
Shares reacquired	(7,064,157)	(121,777,939)

Net increase (decrease) in shares outstanding before conversion	(6,255,308)	(107,900,582)
Shares issued upon conversion from Class B and Class Z	381,952	6,510,747
Shares reacquired upon conversion into Class Z	(26,451)	(449,379)

Net increase (decrease) in shares outstanding	(5,899,807)	$(101,839,214)

32	Visit our website at www.prudentialfunds.com

Class B	Shares	Amount
Six months ended February 28, 2013:
Shares sold	71,893	$1,271,860
Shares issued in reinvestment of dividends	359	6,156
Shares reacquired	(82,779)	(1,446,155)

Net increase (decrease) in shares outstanding before conversion	(10,527)	(168,139)
Shares reacquired upon conversion into Class A	(107,450)	(1,879,492)

Net increase (decrease) in shares outstanding	(117,977)	$(2,047,631)

Year ended August 31, 2012:
Shares sold	160,991	$2,636,099
Shares reacquired	(200,348)	(3,282,682)

Net increase (decrease) in shares outstanding before conversion	(39,357)	(646,583)
Shares reacquired upon conversion into Class A	(399,640)	(6,475,737)

Net increase (decrease) in shares outstanding	(438,997)	$(7,122,320)

Class C
Six months ended February 28, 2013:
Shares sold	30,410	$543,364
Shares issued in reinvestment of dividends	317	5,439
Shares reacquired	(130,812)	(2,293,520)

Net increase (decrease) in shares outstanding before conversion	(100,085)	(1,744,717)
Shares reacquired upon conversion into Class Z	(4,224)	(72,490)

Net increase (decrease) in shares outstanding	(104,309)	$(1,817,207)

Year ended August 31, 2012:
Shares sold	79,586	$1,311,806
Shares reacquired	(247,243)	(4,012,679)

Net increase (decrease) in shares outstanding	(167,657)	$(2,700,873)

Class Z
Six months ended February 28, 2013:
Shares sold	67,543	$1,267,088
Shares issued in reinvestment of dividends	15,040	271,475
Shares reacquired	(288,205)	(5,356,792)

Net increase (decrease) in shares outstanding before conversion	(205,622)	(3,818,229)
Shares issued upon conversion from Class A and Class C	16,626	312,928
Shares reacquired upon conversion into Class A	(1)	(18)

Net increase (decrease) in shares outstanding	(188,997)	$(3,505,319)

Year ended August 31, 2012:
Shares sold	443,788	$7,506,148
Shares issued in reinvestment of dividends	14,168	226,406
Shares reacquired	(1,747,364)	(29,599,816)

Net increase (decrease) in shares outstanding before conversion	(1,289,408)	(21,867,262)
Shares issued upon conversion from Class A	26,424	449,379
Shares reacquired upon conversion into Class A	(2,107)	(35,010)

Net increase (decrease) in shares outstanding	(1,265,091)	$(21,452,893)

Prudential Jennison Blend Fund, Inc.	33

Notes to Financial Statements

(Unaudited) continued

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 15, 2012, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended February 28, 2013.

Note 8. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities.” The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not been determined.

34	Visit our website at www.prudentialfunds.com

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,
	2013		2012	2011	2010		2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$17.75		$16.68	$13.95	$13.34		$17.07	$20.27
Income (loss) from investment operations:
Net investment income	.09		.05	.03	.03		.04	.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.70		1.05	2.73	.58		(3.25)	(1.25)
Total from investment operations	1.79		1.10	2.76	.61		(3.21)	(1.17)
Less Dividends and Distributions:
Dividends from net investment income	(.09)		(.03)	(.03)	-		(.04)	(.10)
Distributions from net realized capital gains	-		-	-	-		(.48)	(1.93)
Total dividends and distributions	(.09)		(.03)	(.03)	-		(.52)	(2.03)
Capital Contributions(h):	-		-	- (b)	-	(b)	-	-
Net asset value, end of period	$19.45		$17.75	$16.68	$13.95		$13.34	$17.07
Total Return(c):	10.10%		6.59%	19.82%	4.57%		(17.42)%	(6.45)%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$918		$887	$931	$871		$924	$1,270
Average net assets (000,000)	$900		$910	$1,017	$976		$842	$1,414
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.00%	(f)	1.00%	1.00%	1.01%		1.04%	.93%
Expenses, excluding distribution and service (12b-1) fees	.70%	(f)	.70%	.70%	.71%		.74%	.66%
Net investment income	.95%	(f)	.31%	.18%	.23%		.31%	.42%
Portfolio turnover rate	46%	(g)	110%	143%	112%		122%	80%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effects of sales loads. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through April 30, 2008.

(f) Annualized.

(g) Not annualized.

(h) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	35

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended February 28,		Year Ended August 31,
	2013		2012	2011		2010		2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$16.81		$15.88	$13.34		$12.85		$16.53	$19.73
Income (loss) from investment operations:
Net investment income (loss)	.02		(.06)	(.08)		(.07)		(.04)	(.05)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.61		.99	2.62		.56		(3.16)	(1.22)
Total from investment operations	1.63		.93	2.54		.49		(3.20)	(1.27)
Less Dividends and Distributions:
Dividends from net investment income	-	(b)	-	-		-		-	-
Distributions from net realized capital gains	-		-	-		-		(.48)	(1.93)
Total dividends and distributions	-	(b)	-	-		-		(.48)	(1.93)
Capital Contributions(g):	-		-	-	(b)	-	(b)	-	-
Net asset value, end of period	$18.44		$16.81	$15.88		$13.34		$12.85	$16.53
Total Return(c):	9.73%		5.86%	19.04%		3.81%		(18.06)%	(7.12)%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$24		$23	$29		$33		$45	$82
Average net assets (000,000)	$23		$26	$35		$42		$46	$103
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.70%	(e)	1.70%	1.70%		1.71%		1.74%	1.66%
Expenses, excluding distribution and service (12b-1) fees	.70%	(e)	.70%	.70%		.71%		.74%	.66%
Net investment income (loss)	.25%	(e)	(.40)%	(.52)%		(.46)%		(.37)%	(.30)%
Portfolio turnover rate	46%	(f)	110%	143%		112%		122%	80%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effects of sales loads. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,
	2013		2012	2011		2010		2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$16.82		$15.88	$13.35		$12.86		$16.53	$19.73
Income (loss) from investment operations:
Net investment income (loss)	.02		(.06)	(.09)		(.07)		(.04)	(.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.61		1.00	2.62		.56		(3.15)	(1.21)
Total from investment operations	1.63		.94	2.53		.49		(3.19)	(1.27)
Less Dividends and Distributions:
Dividends from net investment income	-	(b)	-	-		-		-	-
Distributions from net realized capital gains	-		-	-		-		(.48)	(1.93)
Total dividends and distributions	-	(b)	-	-		-		(.48)	(1.93)
Capital Contributions(g):	-		-	-	(b)	-	(b)	-	-
Net asset value, end of period	$18.45		$16.82	$15.88		$13.35		$12.86	$16.53
Total Return(c):	9.72%		5.92%	18.95%		3.81%		(18.00)%	(7.12)%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$23		$23	$24		$22		$22	$32
Average net assets (000,000)	$23		$24	$26		$24		$21	$34
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.70%	(e)	1.70%	1.70%		1.71%		1.74%	1.66%
Expenses, excluding distribution and service (12b-1) fees	.70%	(e)	.70%	.70%		.71%		.74%	.66%
Net investment income (loss)	.25%	(e)	(.39)%	(.52)%		(.47)%		(.39)%	(.31)%
Portfolio turnover rate	46%	(f)	110%	143%		112%		122%	80%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effects of sales loads. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	37

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,
	2013		2012	2011	2010		2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$17.78		$16.71	$13.97	$13.32		$17.07	$20.27
Income (loss) from investment operations:
Net investment income	.12		.10	.08	.08		.07	.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.69		1.05	2.74	.57		(3.26)	(1.25)
Total from investment operations	1.81		1.15	2.82	.65		(3.19)	(1.12)
Less Dividends and Distributions:
Dividends from net investment income	(.14)		(.08)	(.08)	-		(.08)	(.15)
Distributions from net realized capital gains	-		-	-	-		(.48)	(1.93)
Total dividends and distributions	(.14)		(.08)	(.08)	-		(.56)	(2.08)
Capital Contributions(g):	-		-	- (b)	-	(b)	-	-
Net asset value, end of period	$19.45		$17.78	$16.71	$13.97		$13.32	$17.07
Total Return(c):	10.24%		6.94%	20.22%	4.88%		(17.20)%	(6.19)%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$38		$38	$57	$45		$45	$68
Average net assets (000,000)	$37		$43	$56	$51		$44	$78
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.70%	(e)	.70%	.70%	.71%		.74%	.66%
Expenses, excluding distribution and service (12b-1) fees	.70%	(e)	.70%	.70%	.71%		.74%	.66%
Net investment income	1.25%	(e)	.60%	.48%	.54%		.62%	.69%
Portfolio turnover rate	46%	(f)	110%	143%	112%		122%	80%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer •
Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Blend Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON BLEND FUND, INC.

SHARE CLASS	A	B	C	Z
NASDAQ	PBQAX	PBQFX	PRECX	PEQZX
CUSIP	74441T108	74441T207	74441T306	74441T405

MF1O1E2    0242448-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

              applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Blend Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 22, 2013

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	April 22, 2013